Consolidated Balance Sheets - Symon (USD $)	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Current assets:
Cash and cash equivalents	$ 10,203,169	$ 3,836,691	$ 3,354,727
Accounts receivable, net	9,061,229	8,599,281	9,687,106
Inventory, net	2,988,766	3,594,981	2,642,007
Deferred tax assets	372,618	461,954	697,682
Other current assets	686,099	794,531	728,918
Total current assets	23,311,881	17,287,438	17,110,440
Property and equipment, net	963,069	915,829	895,626
Intangible assets, net	2,584,443	3,164,002	4,044,186
Goodwill	10,972,547	10,969,148	10,876,018
Other assets	112,054	208,498	286,973
Total assets	37,943,994	32,544,915	33,213,243
Current liabilities:
Accounts payable	4,150,730	2,468,300	1,605,826
Accrued liabilities	1,925,901	2,230,317	1,514,428
Note payable – current			1,400,000
Deferred revenue	10,438,487	9,414,716	10,045,087
Total current liabilities	16,515,118	14,113,333	14,565,341
Deferred revenue – non current	1,073,223	1,405,811	1,717,169
Note payable – non current			3,600,000
Deferred tax liabilities	704,496	858,671	1,049,914
Total liabilities	18,292,837	16,377,815	20,932,424
Stockholders’ equity:
Additional paid-in capital	10,149,643	10,149,643	10,214,013
Accumulated comprehensive income (loss)	(38,940)	(41,127)	1,699
Notes receivable – restricted stock	(207,025)	(197,845)	(265,308)
Retained earnings	9,736,790	6,245,740	2,319,448
Total stockholders’ equity	19,651,157	16,167,100	12,280,819
Total liabilities and stockholders’ equity	37,943,994	32,544,915	33,213,243
Common Class L [Member]
Stockholders’ equity:
Common stock	10,000	10,000	10,000
Nonvoting Common Stock [Member]
Stockholders’ equity:
Common stock	$ 689	$ 689	$ 967